Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	DELCATH SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16133
Entity Tax Identification Number	06-1245881
Entity Address, Address Line One	566 Queensbury Avenue
Entity Address, City or Town	Queensbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12804
City Area Code	518
Local Phone Number	743-8892
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	DCTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000872912
Amendment Flag	false